Investments in equity investees - Feng Chao, ZTO LTL and Feng Wang (Details) ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Aug. 22, 2016 CNY (¥)	Jul. 31, 2016 CNY (¥)	May 31, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥) item	Dec. 31, 2013 CNY (¥) item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Investments in equity investees
Cash consideration						$ 45,430	¥ 315,426	¥ 193,803	¥ 95,400
Shenzhen Feng Chao Technology Ltd. ("Feng Chao")
Investments in equity investees
Number of top express delivery companies in agreement | item				3
Cash consideration | ¥			¥ 100,000	¥ 100,000
Equity interest in equity method investment (as a percent)			20.00%	20.00%
Number of board seat allocated for equity method investment | item				1
Number of board seat available in equity method investee | item				5
Shenzhen Feng Chao Technology Ltd. ("Feng Chao") | Share Holding Platform | All investors
Investments in equity investees
Equity interest agreed to be transferred (as a percent)		5.00%
Equity interests agreed to be sold (as a percent)		1.00%
Equity interests agreed to be sold, consideration amount | ¥		¥ 2,500
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Investments in equity investees
Cash consideration | ¥	¥ 54,000
Equity interest in equity method investment (as a percent)	18.00%
Feng Wang Investment Co., Ltd. ("Feng Wang")
Investments in equity investees
Number of top express delivery companies in agreement | item					3
Cash consideration | ¥					¥ 50,000
Equity interest in equity method investment (as a percent)					25.00%			20.00%